INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Dec. 31, 2020	Aug. 18, 2020	Jun. 30, 2020
Current
Corporate bonds	$ 26,866,736		$ 12,611,940
Borrowings	89,505,969		63,721,735
Lease liabilities	986,068		1,109,812
Lease liabilities	547,193		665,098
Non-current
Corporate bonds	17,020,226		18,364,894
Lease liabilities	438,875		444,714
Borrowings	29,324,238		41,226,610
Subordinated loan
Current
Borrowings	10,994,056
Non-current
Borrowings			10,364,045
Bank overdraft
Current
Borrowings			73,362
Bank borrowings
Current
Borrowings	47,951,049		47,646,912
Non-current
Borrowings	3,304,012		3,497,671
Corporate bonds
Non-current
Notional amount		$ 17,000,000
Nominal annual rate		0.00%
Parents companies and related parties
Current
Borrowings	3,694,128		3,389,521
Non-current
Borrowings	$ 9,000,000		$ 9,000,000